Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summary of Unaudited Quarterly Financial Data
Summarized unaudited quarterly financial data is as follows:

	Quarter Ended
	December 31,	September 30,	June 30,	March 31,
	2016
	(In millions, except per share data)
Operating Revenues	$232	$272	$283	$234

Operating (Loss) Income	(99)	117	128	72

Net (Loss) Income (a)	(115)	50	65	2

Net (Loss) Income (b)	(126)	47	63	1
Change	11	3	2	1

Net (Loss) Income Attributable to NRG Yield, Inc.	$(13)	$33	$32	$5
Weighted average number of Class A common shares outstanding — basic	35	35	35	35
Weighted average number of Class A common shares outstanding — diluted	35	49	49	35
Weighted average number of Class C common shares outstanding — basic	63	63	63	63
Weighted average number of Class C common shares outstanding — diluted	63	73	73	63
(Loss) Earnings per Weighted Average Class A and Class C Common Share - Basic	(0.14)	0.34	0.33	0.05
(Loss) Earnings per Weighted Average Class A Common Share - Diluted	(0.14)	0.30	0.29	0.05
(Loss) Earnings per Weighted Average Class C Common Share - Diluted	$(0.14)	$0.32	$0.31	$0.05

(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets.
(b) As previously reported.

	Quarter Ended
	December 31,	September 30,	June 30,	March 31,
	2015
	(In millions, except per share data)
Operating Revenues	$224	$256	$259	$214

Operating Income	70	101	99	50

Net Income (Loss) (a)	12	35	44	(21)

Net Income (Loss) (b)	12	32	42	(21)
(Change)	—	3	2	—

Net Income (Loss) Attributable to NRG Yield, Inc.	11	17	10	(5)
Weighted average number of Class A common shares outstanding - basic and diluted	35	35	35	35
Weighted average number of Class C common shares outstanding - basic and diluted	63	63	35	35
Earnings (Loss) per Weighted Average Class A and Class C Common Share - Basic and Diluted	$0.12	$0.18	$0.15	$(0.07)

(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets.
(b) As previously reported.